Stock Option Plans and Warrants to Purchase Common Stock - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants to Purchase Common Stock
Warrants, Granted	173,740	45,715
Weighted Average Exercise Price, Granted	$ 3.35	$ 10.45
Warrants
Warrants to Purchase Common Stock
Warrants opening, Balance	408,640	42
Weighted Average Exercise Price opening, Balance	$ 24	$ 468
Warrants closing, Balance	1,467,581	408,640
Weighted Average Exercise Price closing, Balance	$ 11.01	$ 24
Warrants, Granted	2,334,382	673,455
Weighted Average Exercise Price, Granted	$ 2.73	$ 14.56
Exercise of common stock options (in shares)	(1,275,441)	(264,815)
Weighted Average Exercise Price, Exercised	$ 3.71	$ 0.002
DO NOT USE FOR WARRANTS Expired (in shares)		(42)
Weighted Average Exercise Price, Expired		$ 468